STOCK BASED COMPENSATION	9 Months Ended
Jul. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

5.         STOCK BASED COMPENSATION

The Company maintains stock equity incentive plans under which the Company grants non-qualified stock options, stock appreciation rights, stock awards, performance awards, or stock units to employees, directors and consultants.

Stock Option Compensation Expense

We account for stock options granted to employees and directors using the accounting guidance in ASC 718 “Stock Compensation” (“ASC 718”).  In accordance with ASC 718, we estimate the fair value of service based stock options and performance based options on the date of grant, using the Black-Scholes pricing model.  For options vesting if the trading price of the Company’s common stock exceeds price targets we use a Monte Carlo Simulation in estimating the fair value at grant date.  We recognize compensation expense for service based stock options and options subject to market conditions over the requisite or implied service period of the grant.  For performance based awards, compensation expense is recognized over the requisite or implied service period of the grant when the performance target is deemed probable.

We recorded stock-based compensation expense, related to stock options granted to employees and directors, of approximately $1,562,000 and $2,118,000, during the nine months ended July 31, 2014 and 2013, respectively, and approximately $573,000 and $1,091,000 during the three months ended July 31, 2014 and 2013, respectively. Stock-based compensation expense for the nine months ended July 31, 2014 and 2013 includes approximately $1,089,000 and $1,816,000, respectively, and during the three months ended July 31, 2014 and 2013 approximately $496,000 and $1,014,000, respectively, related to the amortization of compensation cost for stock options granted in prior periods but vested in the current period. As of July 31, 2014, there was unrecognized compensation cost related to non-vested stock options granted to employees and directors, related to service based options of approximately $2,767,000, which will be recognized over a weighted-average period of 1.8 years and related to performance based options of approximately $427,000 which will be recognized when achievement is considered probable.

          We account for stock options granted to consultants using the accounting guidance included in ASC 505-50 “Equity-Based Payments to Non-Employees” (“ASC 505-50”).  In accordance with ASC 505-50, we estimate the fair value of service based stock options and performance based options at each reporting period, using the Black-Scholes pricing model.  For options vesting if the trading price of the Company’s common stock exceeds price targets we estimate the fair value at each reporting period using a Monte Carlo Simulation.  We recognize compensation expense for service based stock options and options subject to market conditions over the requisite or implied service period of the grant.  For performance based awards, compensation expense is recognized when the performance target is achieved.

We recorded consulting expense, related to stock options granted to consultants, during the nine months ended July 31, 2014 and 2013 of approximately $784,000 and $574,000, respectively, and approximately $(103,000) and $147,000 during the three months ended July 31, 2014 and 2013, respectively. Stock-based consulting expense for the nine ended July 31, 2014 and 2013 includes approximately $736,000 and $574,000, respectively, and during the three months ended July 31, 2014 and 2013 approximately $(107,000) and $147,000, respectively, related to the amortization of compensation cost for stock options granted in prior periods but vested in the current period. As of July 31, 2014, there was unrecognized consulting expense related to non-vested stock options granted to consultants, related to service based options of approximately $1,223,000, which will be recognized over a weighted-average period of 1.3 years.

Fair Value Determination

We use the Black-Scholes pricing model in estimating the fair value of stock options which vest over a specific period of time or upon achieving performance targets.  To determine the weighted average fair value of stock options on the date of grant, employees and directors are included in a single group.  The fair value of stock options granted to consultants is determined on an individual basis.  The stock options we granted during the nine months ended July 31, 2014 consisted of awards with 10-year terms that vest over one year, options with 10-year terms that vest over 36 months, options with 5-year terms which vest immediately and options with 10-year terms which vest upon achievement of performance milestones.  The stock options we granted during the nine months ended July 31, 2013 consisted of awards of options with 5-year terms, which vest over one year and options with 10-year terms which vest in three annual installments commencing on the date of grant or over a nine month period.

The following weighted average assumptions were used in estimating the fair value of stock options granted during the nine months ended July 31, 2014 and 2013, and the three months ended July 31, 2014. No stock options were granted during the three months ended July 31, 2013.

			For the Three Months Ended July 31, 2014
	For the Nine Months Ended July 31,

	2014	2013
Weighted average fair value at grant date	$0.22	$0.17	$0.25
Valuation assumptions:
Expected life (years)	5.79	5.26	5.98
Expected volatility	115.4%	116.5%	115.1%
Risk-free interest rate	1.82%	0.73%	1.93%
Expected dividend yield	0	0	0

The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding.  We use the simplified method to determine expected term.  The simplified method was adopted since we do not believe that historical experience is representative of future performance because of the impact of the changes in our operations and the change in terms from historical options which vested immediately to terms including vesting periods of up to three years.  Under the Black-Scholes pricing model we estimated the expected volatility of our shares of common stock based upon the historical volatility of our share price over a period of time equal to the expected term of the options.  We estimated the risk-free interest rate based on the implied yield available on the applicable grant date of a U.S. Treasury note with a term equal to the expected term of the underlying grants.  We made the dividend yield assumption based on our history of not paying dividends and our expectation not to pay dividends in the future.

Under ASC 718, the amount of stock-based compensation expense recognized is based on the portion of the awards that are ultimately expected to vest.  Accordingly, if deemed necessary, we reduce the fair value of the stock option awards for expected forfeitures, which are forfeitures of the unvested portion of surrendered options.  Based on our historical experience we have not reduced the amount of stock-based compensation expenses for anticipated forfeitures.

We will reconsider use of the Black-Scholes pricing model if additional information becomes available in the future that indicates another model would be more appropriate.  If factors change and we employ different assumptions in the application of ASC 718 and ASC 505-50 in future periods, the compensation expense that we record may differ significantly from what we have recorded in the current period.

For options vesting if the trading price of the Company’s common stock exceeds price targets, we used a Monte Carlo Simulation in estimating expected term and fair value.

Stock Option Activity

During the nine months ended July 31, 2014 and 2013, we granted options to purchase 13,010,000 and 180,000 shares, respectively, of common stock at weighted average exercise prices of $0.22 and $0.20 per share, respectively, pursuant to the ITUS Corporation 2010 Share Incentive Plan (the "2010 Share Plan”).   During the nine-month period ended July 31, 2013, in addition to options granted under the 2010 Share Plan, we granted options to our outside directors to purchase 3,000,000 shares at weighted average excise prices of $0.21 per share.  During the nine-month periods ended July 31, 2014 and 2013, stock options to purchase 345,000 shares and 146,000 shares, respectively, of common stock were exercised with aggregate proceeds of approximately $51,000 and $26,000, respectively.

Stock Option Plans

As of July 31, 2014, we have two stock option plans:  the ITUS Corporation 2003 Share Incentive Plan (the "2003 Share Plan") and the 2010 Share Plan, which were adopted by our Board of Directors on April 21, 2003 and July 14, 2010, respectively.

The 2003 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2003 Share Plan is 70,000,000 shares. The 2003 Share Plan was administered by the Stock Option Committee through June 2004, from June 2004 through July 2010, by the Board of Directors, from July 2010 through August 2012, by the Stock Option Committee, from August 2012 through November 2012, by the Executive Committee of the Board of Directors and since November 2012, by the Board of Directors, which determines the option price, term and provisions of each option.  The exercise price with respect to all of the options granted under the 2003 Share Plan since its inception was equal to the fair market value of the underlying common stock at the grant date.  In accordance with the provisions of the 2003 Share Plan, the plan terminated with respect to the grant of future options on April 21, 2013.  Information regarding the 2003 Share Plan for the nine months ended July 31, 2014 is as follows:

		Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

	Shares
Options Outstanding at October 31, 2013	15,638,845	$0.72
Exercised	(265,000)	$0.145
Forfeited	(1,389,075)	$0.63
Options Outstanding and exercisable at July 31, 2014	13,984,770	$0.74	$181,000

The following table summarizes information about stock options outstanding and exercisable under the 2003 Share Plan as of July 31, 2014:

		Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding

$0.07 - $0.37	1,595,000	2.64	$0.15
$0.43 - $0.70	4,684,770	1.43	$0.62
$0.74 - $0.92	5,450,000	2.35	$0.86
$1.04 - $1.46	2,255,000	1.49	$1.10

The 2010 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2010 Share Plan was initially 15,000,000 shares. On July 6, 2011, the 2010 Share Plan was amended by our Board of Directors to increase the maximum number of shares of common stock that may be granted to 27,000,000 shares, on August 29, 2012, the maximum number of shares was further increased to 30,000,000 shares.  On November 8, 2013, the Board of Directors approved an amendment to provide that effective November 8, 2013, the maximum aggregate number of shares available for issuance will be 20,000,000 shares and that on the first business day in 2014 and on the first business day of each calendar year thereafter the maximum aggregate number of shares available for issuance shall be replenished such that 20,000,000 shares will be available for issuance. Accordingly, during the nine months ended July 31, 2014, the number of shares in the 2010 Share Plan was increased by 25,634,980 shares to 55,634,980 shares.  In addition, on November 8, 2013, the 2010 Share Plan was amended to provide that on January 2nd of each year commencing on January 2, 2014, each non-employee director of the Company at that time shall automatically be granted a 10 year stock option to purchase 300,000 shares of common stock (400,000 for the Chairman) that will vest in four equal quarterly installments. The 2010 Share Plan was administered by the Stock Option Committee through August 2012, from August 2012 through November 2012, by the Executive Committee of the Board of Directors and since November 2012, by the Board of Directors, which determines the option price, term and provisions of each option. The exercise price with respect to all of the options granted under the 2010 Share Plan was equal to the fair market value of the underlying common stock at the grant date.  As of July 31, 2014, the 2010 Share Plan had 13,700,000 shares available for future grants.  Information regarding the 2010 Share Plan for the nine months ended July 31, 2014 is as follows:

		Weighted Average Exercise Price Per share	Aggregate Intrinsic Value
	Shares

Options Outstanding at October 31, 2013	2,984,000	$0.25
Granted	13,010,000	$0.22
Exercised	(80,000)	$0.16
Options Outstanding at July 31, 2014	15,914,000	$0.23	$612,000
Options Exercisable at July 31, 2014	5,016,222	$0.23	$229,000

The following table summarizes information about stock options outstanding under the 2010 Share Plan as of July 31, 2014:

		Options Outstanding			Options Exercisable
Weighted Average Remaining Contractual Life (in years)

						Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
Weighted Average Exercise Price
Range of Exercise Prices		Number Outstanding			Number Exercisable

0
$0.12 - $0.37		15,914,000	8.62	$0.23	5,016,222	6.63	$0.23

In addition to options granted under the 2003 Share Plan and the 2010 Share Plan, in September 2012, the Board of Directors approved the grant of stock options to purchase 41,500,000 shares and, during the year ended October 31, 2013, the Board of Directors approved the grant of stock options to purchase 3,000,000 shares.

Of the stock options granted in September 2012, nonqualified options to purchase 40,000,000 shares were issued to our new executive team, consisting of 16,000,000 stock options issued to our new President and Chief Executive Officer, 8,000,000 stock options issued to our new Senior Vice President of Engineering and 16,000,000 stock options issued to a new strategic advisor to the Company who is also a Director.  These stock options have an exercise price of $0.2175 (the average of the high and the low sales price of the common stock on the trading day immediately preceding the approval of such options by the Board of Directors) and have a term of ten years.  Half of these stock options vest in 36 equal monthly installments commencing on October 31, 2012, provided that if the grantees are terminated by the Company without cause, an additional 12 months of vesting will be accelerated and such accelerated options will become immediately exercisable.  The balance of the stock options will vest in three equal installments upon achievement of a cash milestone, which was satisfied in the fourth quarter of fiscal 2013, and two stock price targets, which were not achieved in fiscal 2013.  In November 2013, in light of the cost and expense of revaluing the unvested portion of the performance-based stock options on a quarterly basis for financial reporting purposes, the Board of Directors approved an amendment to the performance-based stock options awarded on September 19, 2012 to the President and Chief Executive Officer, Senior Vice President of Engineering and the strategic advisor. The amendment modifies the option award’s vesting conditions to provide that the unvested portion of the stock options vest in 23 consecutive monthly installments commencing November 30, 2013.  The fair value of these options was recalculated to reflect the change to service based options as of November 8, 2013 and the unrecognized compensation amount was adjusted to reflect the increase in fair value.  As of July 31, 2014, the outstanding options to purchase 40,000,000 shares had an intrinsic value of $1,660,000.  As of July 31, 2014, 24,106,280 of these stock options were exercisable with an aggregate intrinsic value of approximately $1,000,000.  These stock options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

The remaining nonqualified  stock options granted in September 2012 to purchase 1,500,000 shares consisted of grants of 750,000 stock options to our Chairman in compensation for his service as interim Chief Executive Officer of the Company and as compensation for his prior service as a director, and 750,000 stock options to a director in compensation for his service in recruiting the Company’s new management team.  These stock options have an exercise price of $0.2225 (the average of the high and low sales price on September 21, 2012) and an intrinsic value as of July 31, 2014 of approximately $55,000.  The options vest in 3 equal annual installments of 250,000 commencing on September 21, 2012 and have a term of ten years.   As of July 31, 2014, 1,000,000 options were exercisable with an aggregate intrinsic value of approximately $37,000.  These stock options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

During the year ended October 31, 2013, nonqualified stock options to purchase 3,000,000 shares were granted to our outside directors for service rendered to our Company.  Of these options,

(a)  In November 2012, nonqualified stock options to purchase 1,000,000 shares were issued to one of our directors as additional compensation for service in recruiting the Company’s new management team. These options have an exercise price of $0.211 (the average of the high and low sales price on date of grant) and vest 333,334 shares upon grant and 333,333 shares in two annual installments commencing November 30, 2013.

(b) In February 2013, nonqualified stock options to purchase 1,000,000 shares were issued to the Chairman of the Board.  These stock options have an exercise price of $0.235 (the average of the high and low sales price on date of grant) and vest 333,334 shares upon grant and 333,333 shares in two annual installments commencing February 15, 2014.

(c) In March 2013, nonqualified stock options to purchase an aggregate of 1,000,000 shares were granted to the Company’s three outside directors.  Each of these stock options has an exercise price of $0.195 (the average of the high and low sales price on date of grant) and vest in four equal quarterly installments commencing March 31, 2013.

As of July 31, 2014, the options to purchase 3,000,000 shares had an intrinsic value of approximately $136,000 and the portion exercisable of 2,333,334 shares had an intrinsic value of approximately $112,000.  These options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

The following table summarizes information about the above stock options outstanding that were not granted under the 2003 Share Plan or the 2010 Share Plan as of July 31, 2014:

		Options Outstanding			Options Exercisable
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)
				Weighted Average Exercise Price			Weighted Average Exercise Price
Range of Exercise Prices		Number Outstanding			Number Exercisable

0
$0.195-$0.235		44,500,000	8.16	$0.22	27,439,614	8.17	$0.22

Stock Awards

We account for stock awards granted to employees and consultants based on their grant date fair value, in accordance with ASC 718 and ASC 505-50, respectively.  During the nine months ended July 31, 2014 and 2013, we issued 130,000 shares and 665,000 shares, respectively, of common stock to consultants for services rendered pursuant to the 2010 Share Plan.  We recorded consulting expense for the nine months ended July 31 2014 and 2013 of approximately $41,000 and $168,000, respectively and for the three months ended July 31, 2014 of approximately $6,000 and $117,000, respectively, for the shares of common stock issued to consultants.